Loss Per Share (LPS) (Details) - Schedule of Basic and Diluted Loss Per Common Share (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Schedule of Basic and Diluted Loss Per Common Share [Abstract]
Diluted loss per share	$ (0.09)	$ (0.07)	$ (0.14)	$ (0.18)